Financial instruments and management of financial risks - Fair Values Derivatives (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Current assets, fair value and carrying value	$ 13,000,000			$ 16,000,000
Non-current assets, fair value and carrying value	15,000,000			0
Current liabilities, fair value and carrying value	2,000,000			0
Non-current liabilities, fair value and carrying value	$ 0			$ 12,000,000
Current assets derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | Philippine peso
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2025	2025	2025	2024	2024	2024
Current assets, notional amount	$ 30,000,000			$ 22,000,000
Current assets, fair value and carrying value	0			12,000,000
Price (in usd/eur per share)	1.00	₱ 58.48		$ 1.00		€ 0.92
Current assets derivatives | Currency risk related to business acquisition | HFT | European euros
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date				2024	2024	2024
Current assets, notional amount				$ 81,000,000
Current assets, fair value and carrying value				2,000,000
Price (in usd/eur per share)	$ 1.00		€ 0.69	$ 1.00	₱ 56.32
Current assets derivatives | Currency risk related to business acquisition | HFT | Cash flow hedging item (HFH) | European euros
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2025	2025	2025
Current assets, notional amount	$ 31,000,000
Current assets, fair value and carrying value	$ 12,000,000
Current assets derivatives | Interest rate risk non fixed rate credit facility amounts drawn | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments [line items]
Interest rate on borrowings	3.52%			3.52%
Current assets derivatives | Interest rate risk non fixed rate credit facility amounts drawn | Cash flow hedging item (HFH) | U.S dollars
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2025	2025	2025	2024	2024	2024
Current assets, notional amount	$ 9,000,000			$ 9,000,000
Current assets, fair value and carrying value	1,000,000			$ 2,000,000
Derivative assets non-current | Cash flow hedging item (HFH) | European euros
Disclosure of detailed information about financial instruments [line items]
Price (in usd/eur per share)	$ 1.00		€ 0.88
Derivative assets non-current | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euros
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2028	2028	2028	—	—	—
Non-current assets, notional amount	$ 387,000,000			$ 0
Non-current assets, fair value and carrying value	$ 14,000,000			$ 0
Derivative assets non-current | Interest rate risk non fixed rate credit facility amounts drawn | Cash flow hedging item (HFH) | U.S dollars
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2028	2028	2028
Non-current assets, notional amount	$ 146,000,000
Non-current assets, fair value and carrying value	$ 1,000,000
Current liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | Philippine peso
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2025	2025	2025	2024	2024	2024
Price (in usd/eur per share)	$ 1.00	₱ 56.66		$ 1.00	₱ 54.94
Current liabilities, notional amount	89,000,000			17,000,000
Current liabilities, fair value and carrying value	$ 2,000,000			$ 0
Non-current liabilities derivatives | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euros
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date				2028	2028	2028
Price (in usd/eur per share)				$ 1.00		€ 0.92
Non-current liabilities, notional amount				409,000,000
Non-current liabilities, fair value and carrying value				$ 10,000,000
Non-current liabilities derivatives | Interest rate risk non fixed rate credit facility amounts drawn | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments [line items]
Interest rate on borrowings				3.52%
Non-current liabilities derivatives | Interest rate risk non fixed rate credit facility amounts drawn | Cash flow hedging item (HFH) | U.S dollars
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date				2028	2028	2028
Non-current liabilities, notional amount				$ 155,000,000
Non-current liabilities, fair value and carrying value				$ 2,000,000
Derivative assets | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments [line items]
Hedge ratio	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%